Warrants	9 Months Ended
Jun. 30, 2013
Other Liabilities Disclosure [Abstract]
Warrants

8. Warrants

        Warrants outstanding to purchase the Company's common stock as of June 30, 2013 were as follows:

	Vesting Date	Warrants Outstanding	Weighted Average Exercise Price
Fundraising	November 2007	24	$12.38
Convertible debenture	Various 2009	324	$16.26
Convertible debenture	Various 2010	398	$13.25
Referral Fees	June 2010	20	$13.25
Convertible debenture	May 2011	48	$16.26
Mortgage renewal	August 2011	20	$15.00
Convertible debenture	August 2011	32	$13.25
Convertible debenture	September 2011	56	$15.00
Convertible debenture	Various 2012	326	$15.00
Notes payable	Various 2013	86	$13.92

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